Gallery Trust	Mondrian International Value
Equity Fund
January 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.4%

	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 2.3%
HEALTH CARE — 0.8%
CSL Ltd.	68,976	$8,691,651
INDUSTRIALS — 1.5%
Aurizon Holdings Ltd.	6,462,921	16,531,988
Total Australia		25,223,639

AUSTRIA — 1.5%
INDUSTRIALS — 1.5%
ANDRITZ AG	193,536	16,745,647
Total Austria		16,745,647

FINLAND — 1.8%
MATERIALS — 1.8%
UPM-Kymmene Oyj	750,520	20,705,515
Total Finland		20,705,515

FRANCE — 14.9%
CONSUMER DISCRETIONARY — 0.7%
Kering SA	26,681	8,329,248
CONSUMER STAPLES — 3.9%
Carrefour SA	905,293	14,828,014
Pernod Ricard SA	321,027	28,705,267
		43,533,281
HEALTH CARE — 2.7%
Sanofi SA	321,120	30,289,333
INDUSTRIALS — 5.1%
Bouygues SA	500,110	27,032,946
Vinci SA	206,195	29,647,787
		56,680,733
INFORMATION TECHNOLOGY — 2.5%
Capgemini SE	177,669	27,605,986
Total France		166,438,581

Gallery Trust	Mondrian International Value
Equity Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
GERMANY — 9.8%
FINANCIALS — 3.1%
Allianz SE	78,820	$34,706,304
HEALTH CARE — 2.8%
Merck KGaA	206,820	30,814,783
INDUSTRIALS — 2.6%
Deutsche Post AG	513,744	28,733,027
MATERIALS — 1.3%
Evonik Industries AG	946,119	14,655,360
Total Germany		108,909,474

HONG KONG — 6.6%
FINANCIALS — 2.1%
AIA Group Ltd.	2,031,400	23,437,242
INDUSTRIALS — 4.5%
CK Hutchison Holdings Ltd.	3,922,500	31,628,321
Jardine Matheson Holdings Ltd.	249,715	18,198,709
		49,827,030
Total Hong Kong		73,264,272

ITALY — 6.3%
ENERGY — 0.8%
Eni SpA	443,284	9,060,370
UTILITIES — 5.5%
Enel SpA	2,745,835	30,337,624
Snam SpA	4,415,936	30,349,446
		60,687,070
Total Italy		69,747,440

JAPAN — 22.4%
COMMUNICATION SERVICES — 2.0%
KDDI Corp.	1,361,000	22,979,091
CONSUMER DISCRETIONARY — 6.1%
Honda Motor Co Ltd.	1,266,200	12,734,854
Panasonic Holdings Corp.	2,233,000	30,615,988
Sony Group Corp.	1,129,100	24,894,294
		68,245,136

Gallery Trust	Mondrian International Value
Equity Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
JAPAN (continued)
FINANCIALS — 1.4%
Sompo Holdings	445,400	$15,359,408
INDUSTRIALS — 7.8%
Komatsu Ltd.	371,300	14,211,590
MINEBEA MITSUMI	903,100	18,456,597
Mitsubishi Electric Corp.	490,500	15,333,967
Secom Co Ltd.	422,900	15,492,350
Toyota Industries Corp.	182,800	23,390,372
		86,884,876
INFORMATION TECHNOLOGY — 4.1%
FUJIFILM Holdings Corp.	1,183,700	23,644,715
Fujitsu Ltd.	784,200	21,789,611
		45,434,326
MATERIALS — 1.0%
Shin-Etsu Chemical Co Ltd.	327,500	10,769,702
Total Japan		249,672,539

NETHERLANDS — 1.8%
HEALTH CARE — 1.8%
Koninklijke Philips NV	683,474	19,626,588
Total Netherlands		19,626,588

SINGAPORE — 3.2%
FINANCIALS — 3.2%
United Overseas Bank Ltd.	1,174,940	35,411,705
Total Singapore		35,411,705

SPAIN — 4.7%
COMMUNICATION SERVICES — 1.0%
Cellnex Telecom SA	347,709	10,754,733
FINANCIALS — 3.7%
Banco Santander SA	3,252,840	41,532,616
Total Spain		52,287,349

Gallery Trust	Mondrian International Value
Equity Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
SWITZERLAND — 4.8%
CONSUMER STAPLES — 3.1%
Nestle SA	364,520	$34,784,887
HEALTH CARE — 1.7%
Roche Holding AG	41,608	18,920,819
Total Switzerland		53,705,706

UNITED KINGDOM — 19.3%
COMMUNICATION SERVICES — 1.0%
WPP PLC	2,810,718	11,659,443
CONSUMER STAPLES — 4.5%
Associated British Foods PLC	950,612	24,843,478
British American Tobacco PLC	414,376	25,033,850
		49,877,328
ENERGY — 3.2%
BP PLC	2,658,284	16,854,938
Shell PLC	490,505	18,854,700
		35,709,638
FINANCIALS — 4.6%
Lloyds Banking Group PLC	28,900,133	43,153,659
London Stock Exchange Group PLC	68,566	7,647,967
		50,801,626
HEALTH CARE — 2.9%
GSK PLC	1,266,976	32,765,977
UTILITIES — 3.1%
SSE PLC	1,031,954	34,299,388
Total United Kingdom		215,113,400

Total Common Stock
(Cost $867,763,061)		1,106,851,855

Total Value of Securities — 99.4%
(Cost $867,763,061)		$1,106,851,855

Percentages are based on Net Assets of $1,114,009,854.

Ltd — Limited

PLC — Public Limited Company

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.6%

	Number of	Value
	Shares	(U.S. $)
BRAZIL — 6.8%
CONSUMER STAPLES — 1.0%
Ambev SA	82,400	$232,353
ENERGY — 2.4%
Petroleo Brasileiro SA ADR	34,891	535,228
HEALTH CARE — 1.2%
Hypera SA	55,700	266,501
MATERIALS — 2.2%
Vale Sponsored ADR Class B	31,090	499,616
Total Brazil		1,533,698

CANADA — 0.6%
MATERIALS — 0.6%
Barrick Mining Corp.	2,990	136,912
Total Canada		136,912

CHINA — 26.9%
COMMUNICATION SERVICES — 5.8%
Baidu Inc Class A *	13,752	263,592
China Tower Corp Ltd Class H	227,800	327,753
Tencent Holdings Ltd.	9,200	707,129
		1,298,474
CONSUMER DISCRETIONARY — 8.7%
Alibaba Group Holding Ltd.	43,984	935,697
Gree Electric Appliances Inc Class A	28,296	157,659
Midea Group Co Ltd Class A	16,203	180,966
Shenzhou International Group Holdings Ltd.	39,400	313,362
Yum China Holdings Inc.	7,662	378,656
		1,966,340
CONSUMER STAPLES — 2.2%
Budweiser Brewing APAC Ltd.	202,800	199,955
Wuliangye Yibin Co Ltd Class A	18,890	285,164
		485,119
ENERGY — 1.4%
PetroChina Ltd Class H	274,000	325,501

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
CHINA (continued)
FINANCIALS — 2.0%
Ping An Insurance Group Co of China Ltd Class H	49,000	$454,492
INDUSTRIALS — 4.3%
Beijing-Shanghai High Speed Railway Co Ltd Class A	319,500	223,830
Full Truck Alliance Co Ltd ADR	25,077	248,263
NARI Technology Co Ltd Class A	68,300	247,048
Sinotruk Hong Kong Ltd.	52,000	238,793
		957,934
MATERIALS — 1.2%
Guangdong Tapai Group Co Ltd Class A	188,920	267,017
UTILITIES — 1.3%
Guangdong Investment Ltd.	320,000	302,541
Total China		6,057,418

FINLAND — 1.0%
INDUSTRIALS — 1.0%
Metso Corp Oyj	11,426	223,388
Total Finland		223,388

HONG KONG — 1.3%
CONSUMER STAPLES — 1.3%
WH Group Ltd.	244,228	288,212
Total Hong Kong		288,212

INDIA — 8.9%
COMMUNICATION SERVICES — 2.0%
Indus Towers Ltd *	89,796	435,586
CONSUMER DISCRETIONARY — 1.0%
Hero MotoCorp Ltd.	3,738	225,148
FINANCIALS — 4.5%
Axis Bank Ltd.	31,249	466,214
HDFC Bank Ltd.	52,076	526,555
HDFC Bank Ltd Sponsored ADR	768	24,868
		1,017,637

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
INDIA (continued)
INFORMATION TECHNOLOGY — 1.4%
Infosys Ltd Sponsored ADR	18,349	$322,576
Total India		2,000,947

INDONESIA — 4.7%
COMMUNICATION SERVICES — 1.9%
Telkom Indonesia Persero Tbk PT	1,974,500	422,070
FINANCIALS — 2.8%
Bank Rakyat Indonesia Persero Tbk PT	2,774,539	629,831
Total Indonesia		1,051,901

KAZAKHSTAN — 0.6%
FINANCIALS — 0.6%
Kaspi.KZ JSC ADR *	1,721	131,089
Total Kazakhstan		131,089

MALAYSIA — 1.9%
FINANCIALS — 1.9%
Malayan Banking Bhd	143,400	429,179
Total Malaysia		429,179

MEXICO — 3.9%
CONSUMER STAPLES — 0.9%
Wal-Mart de Mexico SAB de CV	63,801	202,472
FINANCIALS — 1.8%
Grupo Financiero Banorte SAB de CV Sponsored Class O	37,106	418,324
INDUSTRIALS — 1.2%
Grupo Aeroportuario del Pacifico SAB de CV Class B	9,771	268,607
Total Mexico		889,403

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
PERU — 0.8%
FINANCIALS — 0.8%
Credicorp Ltd.	515	$183,767
Total Peru		183,767

PHILIPPINES — 1.6%
FINANCIALS — 1.6%
BDO Unibank Inc.	160,696	368,305
Total Philippines		368,305

PORTUGAL — 0.9%
CONSUMER STAPLES — 0.9%
Jeronimo Martins SGPS	8,514	200,770
Total Portugal		200,770

SAUDI ARABIA — 4.4%
COMMUNICATION SERVICES — 1.2%
Saudi Telecom Co.	22,305	264,778
ENERGY — 1.3%
Saudi Arabian Oil Co.	44,865	308,412
FINANCIALS — 1.9%
The Saudi National Bank	36,034	430,800
Total Saudi Arabia		1,003,990

SOUTH AFRICA — 1.2%
INDUSTRIALS — 1.2%
Bidvest Group Ltd.	19,073	275,980
Total South Africa		275,980

SOUTH KOREA — 6.5%
COMMUNICATION SERVICES — 1.0%
KT Corp ADR	10,745	224,785
CONSUMER DISCRETIONARY — 1.6%
Kia Corp.	3,336	354,961
FINANCIALS — 2.2%
Shinhan Financial Group Co Ltd.	8,753	511,558

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
SOUTH KOREA (continued)
INFORMATION TECHNOLOGY — 1.7%
Samsung Electronics Co Ltd.	3,432	$379,150
Total South Korea		1,470,454

TAIWAN — 13.8%
INFORMATION TECHNOLOGY — 13.8%
Hon Hai Precision Industry Co Ltd.	60,000	414,745
Novatek Microelectronics Corp.	15,000	177,984
Realtek Semiconductor Corp.	13,000	198,897
Taiwan Semiconductor Manufacturing Co Ltd.	42,000	2,322,430
Total Taiwan		3,114,056

THAILAND — 1.0%
HEALTH CARE — 1.0%
Bangkok Dusit Medical Services Class F	343,000	218,743
Total Thailand		218,743

UNITED ARAB EMIRATES — 3.8%
ENERGY — 1.5%
Adnoc Gas PLC	333,139	327,663
FINANCIALS — 0.9%
First Abu Dhabi Bank PJSC	39,519	200,233
REAL ESTATE — 1.4%
Emaar Properties PJSC	79,590	325,578
Total United Arab Emirates		853,474

UNITED KINGDOM — 1.0%
MATERIALS — 1.0%
Mondi PLC	18,800	219,700
Total United Kingdom		219,700

Total Common Stock
(Cost $14,689,678)		20,651,386

Gallery Trust	Mondrian Emerging Markets Value
Equity Fund
January 31, 2026
(Unaudited)

PREFERRED STOCK — 8.2%

	Number of	Value
	Shares	(U.S. $)
BRAZIL — 2.0%
FINANCIALS — 2.0%
Itausa SA^	172,065	$444,978

SOUTH KOREA — 6.2%
CONSUMER DISCRETIONARY — 1.3%
Hyundai Motor Co^	1,552	293,125
INFORMATION TECHNOLOGY — 4.9%
Samsung Electronics Co Ltd^	13,687	1,108,662
		1,401,787

Total Preferred Stock
(Cost $864,103)		1,846,765

Total Value of Securities — 99.8%
(Cost $15,553,781)		$22,498,151

Percentages are based on Net Assets of $22,544,072.

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt

Ltd — Limited

PLC — Public Limited Company

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
January 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.7%

	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 3.7%
INDUSTRIALS — 3.7%
Aurizon Holdings Ltd.	36,175	$92,535
Total Australia		92,535

CANADA — 8.2%
ENERGY — 4.1%
South Bow Corp Class W	3,597	102,179
INDUSTRIALS — 4.1%
Canadian National Railway Co.	1,038	99,855
Total Canada		202,034

CHILE — 3.4%
UTILITIES — 3.4%
Enel Americas SA	882,823	83,359
Total Chile		83,359

CHINA — 7.1%
INDUSTRIALS — 3.6%
Jiangsu Expressway Co Ltd Class H	66,000	87,019
REAL ESTATE — 0.0%
Guangdong Land Holdings Ltd *	20,072	591
UTILITIES — 3.5%
Guangdong Investment Ltd.	92,000	86,980
Total China		174,590

FRANCE — 12.7%
INDUSTRIALS — 8.4%
Eiffage SA	706	104,705
Vinci SA	705	101,369
		206,074
UTILITIES — 4.3%
Veolia Environnement SA	2,829	106,108
Total France		312,182

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
GERMANY — 2.4%
UTILITIES — 2.4%
E.ON SE	2,775	$58,858
Total Germany		58,858

ITALY — 10.2%
INDUSTRIALS — 3.6%
Enav SpA	15,166	87,531
UTILITIES — 6.6%
Enel SpA	8,086	89,339
Snam SpA	10,742	73,827
		163,166
Total Italy		250,697

JAPAN — 4.2%
INDUSTRIALS — 4.2%
Japan Airport Terminal Co Ltd.	3,300	103,334
Total Japan		103,334

MEXICO — 4.2%
INDUSTRIALS — 4.2%
Promotora y Operadora de Infraestructura SAB de CV	6,685	104,620
Total Mexico		104,620

PORTUGAL — 3.4%
UTILITIES — 3.4%
EDP SA	16,230	82,992
Total Portugal		82,992

SPAIN — 7.9%
COMMUNICATION SERVICES — 4.1%
Cellnex Telecom SA	3,279	101,420

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
SPAIN (continued)
UTILITIES — 3.8%
Redeia Corp SA	5,474	$94,602
Total Spain		196,022

UNITED KINGDOM — 3.2%
UTILITIES — 3.2%
SSE PLC	2,354	78,241
Total United Kingdom		78,241

UNITED STATES — 29.1%
HEALTH CARE — 3.1%
HCA Healthcare Inc.	153	74,705
INDUSTRIALS — 7.4%
CSX Corp.	2,709	102,292
Union Pacific Corp.	343	80,639
		182,931
REAL ESTATE — 9.1%
American Tower REIT	618	110,795
Prologis Inc REIT	867	113,196
		223,991
UTILITIES — 9.5%
Edison International	1,246	77,601
Eversource Energy	1,238	85,583
NiSource Inc.	1,614	71,484
		234,668
Total United States		716,295

Total Common Stock
(Cost $2,050,943)		2,455,759

Total Value of Securities — 99.7%
(Cost $2,050,943)		$2,455,759

Percentages are based on Net Assets of $2,462,442.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
January 31, 2026
(Unaudited)

*	Non-income producing security.

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%

	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 1.5%
INDUSTRIALS — 1.5%
Aurizon Holdings Ltd.	2,183,913	$5,586,394
Total Australia		5,586,394

BRAZIL — 0.8%
HEALTH CARE — 0.8%
Hypera SA	654,500	3,131,501
Total Brazil		3,131,501

CHINA — 3.2%
CONSUMER DISCRETIONARY — 3.2%
Alibaba Group Holding Ltd.	219,800	4,675,934
Midea Group Co Ltd Class A	278,655	3,112,197
Yum China Holdings Inc.	89,144	4,405,497
Total China		12,193,628

FINLAND — 1.9%
MATERIALS — 1.9%
UPM-Kymmene Oyj	267,696	7,385,258
Total Finland		7,385,258

FRANCE — 8.5%
CONSUMER STAPLES — 1.9%
Pernod Ricard SA	83,101	7,430,641
HEALTH CARE — 2.1%
Sanofi SA	83,993	7,922,559
INDUSTRIALS — 2.3%
Vinci SA	60,270	8,665,933
INFORMATION TECHNOLOGY — 2.2%
Capgemini SE	54,676	8,495,488
Total France		32,514,621

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
GERMANY — 4.7%
HEALTH CARE — 2.4%
Merck KGaA	63,222	$9,419,651
INDUSTRIALS — 2.3%
Deutsche Post AG	156,441	8,749,539
Total Germany		18,169,190

HONG KONG — 1.5%
FINANCIALS — 1.5%
AIA Group Ltd.	485,600	5,602,601
Total Hong Kong		5,602,601

INDIA — 0.9%
FINANCIALS — 0.9%
HDFC Bank Ltd.	358,872	3,628,654
Total India		3,628,654

INDONESIA — 1.4%
FINANCIALS — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	24,431,000	5,545,934
Total Indonesia		5,545,934

ITALY — 3.0%
UTILITIES — 3.0%
Enel SpA	817,537	9,032,637
Snam SpA	352,518	2,422,754
Total Italy		11,455,391

JAPAN — 6.7%
CONSUMER DISCRETIONARY — 2.0%
Sony Group Corp.	347,400	7,659,444
CONSUMER STAPLES — 2.7%
MatsukiyoCocokara & Co.	255,500	4,091,037
Sundrug Co Ltd.	227,100	6,045,826
		10,136,863

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
JAPAN (continued)
INDUSTRIALS — 2.0%
Toyota Industries Corp.	61,000	$7,805,321
Total Japan		25,601,628

NETHERLANDS — 1.7%
HEALTH CARE — 1.7%
Koninklijke Philips NV	225,623	6,478,973
Total Netherlands		6,478,973

SINGAPORE — 2.2%
FINANCIALS — 2.2%
United Overseas Bank Ltd.	283,000	8,529,382
Total Singapore		8,529,382

SPAIN — 0.9%
COMMUNICATION SERVICES — 0.9%
Cellnex Telecom SA	117,525	3,635,080
Total Spain		3,635,080

SWITZERLAND — 2.3%
HEALTH CARE — 2.3%
Roche Holding AG	19,342	8,795,580
Total Switzerland		8,795,580

TAIWAN — 1.4%
INFORMATION TECHNOLOGY — 1.4%
Taiwan Semiconductor Manufacturing Co Ltd.	100,000	5,529,594
Total Taiwan		5,529,594

UNITED KINGDOM — 6.7%
CONSUMER STAPLES — 2.6%
Associated British Foods PLC	307,062	8,024,818
British American Tobacco PLC	34,130	2,061,908
		10,086,726

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED KINGDOM (continued)
FINANCIALS — 4.1%
Lloyds Banking Group PLC	7,776,609	$11,612,027
London Stock Exchange Group PLC	36,533	4,074,953
		15,686,980
Total United Kingdom		25,773,706

UNITED STATES — 46.4%
COMMUNICATION SERVICES — 5.1%
Alphabet Inc Class A	35,655	12,051,390
Meta Platforms Inc Class A	10,603	7,597,049
		19,648,439
CONSUMER STAPLES — 7.7%
Dollar Tree Inc *	65,558	7,708,965
Kenvue Inc.	357,538	6,221,161
PepsiCo Inc.	39,511	6,070,075
Sysco Corp.	114,717	9,619,021
		29,619,222
ENERGY — 1.4%
Exxon Mobil Corp.	37,910	5,360,474
FINANCIALS — 7.3%
Bank of America Corp.	124,260	6,610,632
Charles Schwab Corp.	103,737	10,780,349
Fiserv Inc *	60,311	3,843,620
Wells Fargo & Co.	74,775	6,766,390
		28,000,991
HEALTH CARE — 7.7%
Labcorp Holdings Inc.	6,837	1,856,382
Merck & Co Inc.	100,579	11,090,847
Thermo Fisher Scientific Inc.	18,423	10,659,732
UnitedHealth Group Inc.	21,197	6,082,055
		29,689,016
INDUSTRIALS — 3.3%
CNH Industrial NV	549,137	5,908,714
L3Harris Technologies Inc.	19,308	6,619,748
		12,528,462
INFORMATION TECHNOLOGY — 8.9%
CDW Corp.	45,715	5,777,919

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2026
(Unaudited)

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED STATES (continued)
INFORMATION TECHNOLOGY (continued)
Microsoft Corp.	16,118	$6,935,414
Salesforce Inc.	36,260	7,697,636
Texas Instruments Inc.	48,982	10,558,070
Workday Inc Class A *	18,537	3,255,653
		34,224,692
MATERIALS — 1.9%
DuPont de Nemours Inc.	165,967	7,289,270
REAL ESTATE — 3.1%
NNN Inc REIT	109,315	4,555,156
Prologis Inc REIT	56,537	7,381,471
		11,936,627
Total United States		178,297,193

Total Common Stock
(Cost $301,908,616)		367,854,308

PREFERRED STOCK — 3.6%

SOUTH KOREA — 3.6%
INFORMATION TECHNOLOGY — 3.6%
Samsung Electronics Co Ltd^	168,543	13,652,164

Total Preferred Stock
(Cost $6,700,086)		13,652,164

Total Value of Securities — 99.3%
(Cost $308,608,702)		$381,506,472

Percentages are based on Net Assets of $384,372,761.

*	Non-income producing security.
^	There is currently no rate available.

Ltd — Limited

PLC — Public Limited Company

Gallery Trust	Mondrian Global Equity
Value Fund
January 31, 2026
(Unaudited)

REIT — Real Estate Investment Trust

For information on the Funds' policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Funds' most recent financial statements.

MON-QH-001-2000